Organization and Basis of Presentation	12 Months Ended
Oct. 31, 2024
Organization and Basis of Presentation [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

Jiuzi Holdings, Inc. (“Company” or “Jiuzi Holdings”) was incorporated in the Cayman Islands on October 10, 2019. It is a holding company with no operations. The Company sells proprietary brand batteries, electronic power equipment, mobile phones and accessories through its wholly owned subsidiaries located in People’s Republic of China (“PRC” or “China”). Below is Jiuzi Holdings’ organizational chart, as well as a description of the ownership structure.

Entity Name	Registered Location	Percentage of ownership	Date of incorporation	Principal activities
Jiuzi Holdings, Inc.(“Jiuzi Holdings”)	Cayman	Parent	October 10, 2019	Investment holding

Jiuzi New York Inc. (“Jiuzi New York”)	U.S.A.	100% by Jiuzi Holdings	April 3, 2023	Corporate investment consulting

Jiuzi New Energy International Holding Group (Hongkong) Limited (“New Energy Holding HK”)	Hong Kong	100% by Jiuzi New York	May 23, 2023	Corporate investment consulting

Shenzhen Jiuzi New Energy Holding Group Co., Ltd. (“Shenzhen Jiuzi”)	Shenzhen	100% by New Energy Holding HK	August 1, 2023	Proprietary brand batteries, electronic power equipment, mobile phones and accessories sales

Jiuzi Holdings was incorporated in the Cayman Islands on October 10, 2019. It is a holding company with no operations.

Jiuzi New York Inc. (“Jiuzi New York”), a New York corporation established on April 3,2023. It was a wholly owned subsidiary of Jiuzi Holdings. It was mainly involved in corporate investment consulting.

Jiuzi New Energy International Holding Group (HK) Limited (“Jiuzi HK”) was incorporated on May 23, 2023. It was a wholly owned subsidiary of Jiuzi New York and a company organized under the laws of the Hong Kong Special Administrative Region of the People’s Republic of China. It was mainly involved in corporate investment consulting.

Shenzhen Jiuzi New Energy Holding Group Co., Ltd. (“Shenzhen Jiuzi”)was incorporated on August 1, 2023 under the laws of the People’s Republic of China. It was a wholly owned subsidiary of New Energy Holding HK and mainly involved in sales of proprietary brand batteries, electronic power equipment, mobile phones and accessories.